Amounts Receivable and Prepaids - Schedule of amounts receivable and prepaids (Details) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Receivables [Abstract]
Sales tax receivable	$ 26,879	$ 14,650
Prepaid expenses and other receivables	12,692	8,527
Receivable on sale of subsidiary	1,816	1,816
Accounts receivable and prepaids, gross	41,387	24,993
Provisions and liability on sales tax receivable, opening	(6,633)	(6,777)
Additions	0	(310)
Recovery and reversal	1,859	1,259
Foreign exchange	(1,055)	(805)
Provision on sales tax receivable	(3,719)	(6,633)
Amounts receivable and prepaids, net	37,668	18,360
Less: current portion	(34,520)	(15,343)
Long term portion	$ 3,148	$ 3,017